CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	July 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
COMMUNICATION SERVICES - 8.3%
Entertainment - 1.9%
Activision Blizzard Inc.	396,278	$36,758,747	*
Netflix Inc.	152,322	66,864,788	*
Walt Disney Co.	445,812	39,628,229	*

Total Entertainment		143,251,764

Interactive Media & Services - 4.7%
Alphabet Inc., Class A Shares	1,080,265	143,372,771	*
Alphabet Inc., Class C Shares	905,122	120,480,790	*
Meta Platforms Inc., Class A Shares	258,947	82,500,514	*

Total Interactive Media & Services		346,354,075

Media - 1.2%
Comcast Corp., Class A Shares	1,919,651	86,883,404

Wireless Telecommunication Services - 0.5%
T-Mobile US Inc.	274,653	37,838,944	*

TOTAL COMMUNICATION SERVICES		614,328,187

CONSUMER DISCRETIONARY - 6.6%
Automobiles - 0.5%
Tesla Inc.	139,277	37,246,848	*

Broadline Retail - 2.4%
Amazon.com Inc.	1,329,376	177,710,984	*

Specialty Retail - 3.7%
Home Depot Inc.	324,548	108,347,104
TJX Cos. Inc.	1,937,103	167,617,523

Total Specialty Retail		275,964,627

TOTAL CONSUMER DISCRETIONARY		490,922,459

CONSUMER STAPLES - 6.8%
Beverages - 2.3%
Coca-Cola Co.	1,221,483	75,646,442
PepsiCo Inc.	502,632	94,223,395

Total Beverages		169,869,837

Consumer Staples Distribution & Retail - 2.1%
Walmart Inc.	988,287	157,987,560

Food Products - 1.0%
Mondelez International Inc., Class A Shares	985,251	73,036,656

Household Products - 1.4%
Procter & Gamble Co.	657,287	102,733,958

TOTAL CONSUMER STAPLES		503,628,011

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2023 Quarterly Report	1

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
ENERGY - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Chevron Corp.	867,463	$141,968,995
EQT Corp.	992,289	41,854,750
Exxon Mobil Corp.	1,068,484	114,584,224
Kinder Morgan Inc.	1,991,404	35,267,765
Pioneer Natural Resources Co.	441,468	99,626,083

TOTAL ENERGY		433,301,817

FINANCIALS - 15.9%
Banks - 4.2%
Bank of America Corp.	2,197,340	70,314,880
JPMorgan Chase & Co.	1,142,321	180,441,025
US Bancorp	1,503,665	59,665,427

Total Banks		310,421,332

Capital Markets - 1.6%
CME Group Inc.	322,939	64,251,944
Intercontinental Exchange Inc.	482,024	55,336,355

Total Capital Markets		119,588,299

Financial Services - 6.6%
Berkshire Hathaway Inc., Class A Shares	503	269,306,200	*
PayPal Holdings Inc.	264,116	20,025,275	*
Visa Inc., Class A Shares	854,284	203,088,936

Total Financial Services		492,420,411

Insurance - 3.5%
Hartford Financial Services Group Inc.	563,460	40,501,505
Progressive Corp.	749,680	94,444,686
Travelers Cos. Inc.	697,523	120,399,445

Total Insurance		255,345,636

TOTAL FINANCIALS		1,177,775,678

HEALTH CARE - 13.8%
Biotechnology - 0.8%
AbbVie Inc.	372,321	55,691,775

Health Care Equipment & Supplies - 2.3%
Becton Dickinson & Co.	381,692	106,347,025
Stryker Corp.	234,293	66,400,979

Total Health Care Equipment & Supplies		172,748,004

Health Care Providers & Services - 2.4%
UnitedHealth Group Inc.	358,227	181,395,406

See Notes to Schedule of Investments.

2	ClearBridge Appreciation Fund 2023 Quarterly Report

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 2.1%
Charles River Laboratories International Inc.	86,951	$18,219,713	*
Thermo Fisher Scientific Inc.	244,719	134,267,526

Total Life Sciences Tools & Services		152,487,239

Pharmaceuticals - 6.2%
Eli Lilly & Co.	232,414	105,643,784
Johnson & Johnson	933,313	156,357,927
Merck & Co. Inc.	1,520,457	162,156,739
Pfizer Inc.	1,087,222	39,205,225

Total Pharmaceuticals		463,363,675

TOTAL HEALTH CARE		1,025,686,099

INDUSTRIALS - 11.0%
Aerospace & Defense - 1.8%
Northrop Grumman Corp.	38,316	17,050,620
RTX Corp.	1,350,592	118,757,555

Total Aerospace & Defense		135,808,175

Air Freight & Logistics - 1.3%
United Parcel Service Inc., Class B Shares	519,221	97,161,826

Commercial Services & Supplies - 1.5%
Waste Management Inc.	684,589	112,128,832

Electrical Equipment - 1.5%
Eaton Corp. PLC	364,477	74,834,417
Emerson Electric Co.	409,911	37,445,370

Total Electrical Equipment		112,279,787

Ground Transportation - 1.1%
Canadian Pacific Kansas City Ltd.	638,963	52,580,265
Union Pacific Corp.	119,450	27,714,789

Total Ground Transportation		80,295,054

Industrial Conglomerates - 2.0%
Honeywell International Inc.	757,036	146,963,399

Professional Services - 1.8%
Automatic Data Processing Inc.	524,899	129,786,527

TOTAL INDUSTRIALS		814,423,600

INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 0.5%
Arista Networks Inc.	240,084	37,234,627	*

Electronic Equipment, Instruments & Components - 0.4%
Teledyne Technologies Inc.	71,891	27,644,246	*

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2023 Quarterly Report	3

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 3.3%
ASML Holding NV, Registered Shares	111,664	$79,997,206
Marvell Technology Inc.	477,690	31,111,950
NVIDIA Corp.	283,807	132,620,173

Total Semiconductors & Semiconductor Equipment		243,729,329

Software - 11.2%
Adobe Inc.	228,171	124,620,155	*
Microsoft Corp.	1,813,093	609,054,201
Oracle Corp.	856,880	100,452,042

Total Software		834,126,398

Technology Hardware, Storage & Peripherals - 7.0%
Apple Inc.	2,667,228	523,976,941

TOTAL INFORMATION TECHNOLOGY		1,666,711,541

MATERIALS - 6.6%
Chemicals - 4.3%
Air Products & Chemicals Inc.	342,392	104,542,550
Ecolab Inc.	289,643	53,045,219
PPG Industries Inc.	714,048	102,751,507
Sherwin-Williams Co.	213,332	58,986,298

Total Chemicals		319,325,574

Construction Materials - 0.9%
Vulcan Materials Co.	318,985	70,336,192

Containers & Packaging - 0.6%
Ball Corp.	776,044	45,546,022

Metals & Mining - 0.8%
ArcelorMittal SA, Registered Shares	1,967,350	56,777,721

TOTAL MATERIALS		491,985,509

REAL ESTATE - 1.1%
Specialized REITs - 1.1%
American Tower Corp.	416,286	79,223,389

UTILITIES - 0.7%
Electric Utilities - 0.3%
NextEra Energy Inc.	346,715	25,414,210

Multi-Utilities - 0.4%
Sempra	189,657	28,262,686

TOTAL UTILITIES		53,676,896

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,417,916,460)		7,351,663,186

See Notes to Schedule of Investments.

4	ClearBridge Appreciation Fund 2023 Quarterly Report

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.089%	50,686,064	$50,686,064	(a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.183%	21,722,599	21,722,599	(a)(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $72,408,663)			72,408,663

TOTAL INVESTMENTS - 100.0% (Cost - $2,490,325,123)			7,424,071,849
Liabilities in Excess of Other Assets - (0.0)%††			(118,707)

TOTAL NET ASSETS - 100.0%			$7,423,953,142

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2023, the total market value of investments in Affiliated Companies was $21,722,599 and the cost was $21,722,599 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2023 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$7,351,663,186	—	—	$7,351,663,186
Short-Term Investments†	72,408,663	—	—	72,408,663

Total Investments	$7,424,071,849	—	—	$7,424,071,849

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2023. The following transactions were effected in such company for the period ended July 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$58,105,317	$151,345,055	151,345,055	$187,727,773	187,727,773	—	$1,017,019	—	$21,722,599

8